UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   One Market Street
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $    1,849,993
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABOVENET INC                 COM            00374N107      493      9,459 SH       SOLE                     9,459      0    0
AGILENT TECHNOLOGIES INC     COM            00846U101    12584    377,091 SH       SOLE                   377,091      0    0
AKAMAI TECHNOLOGIES INC      COM            00971T101     8445    168,301 SH       SOLE                   168,301      0    0
ALEXION PHARMACEUTICALS INC  COM            015351109     6213     96,540 SH       SOLE                    96,540      0    0
AMGEN INC                    COM            031162100     9352      1,697 SH  CALL SOLE                     1,697      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     6662      3,195 SH  CALL SOLE                     3,195      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    91312  4,379,485 SH       SOLE                 4,379,485      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    32021 35,670,100 PRN      SOLE                35,670,100      0    0
APPLE INC                    COM            037833100    93127      3,282 SH  CALL SOLE                     3,282      0    0
APPLE INC                    COM            037833100    35024    123,433 SH       SOLE                   123,433      0    0
ARCH COAL INC                COM            039380100    31650  1,184,963 SH       SOLE                 1,184,963      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108     8847    335,750 SH       SOLE                   335,750      0    0
BAIDU INC                    COM            056752108     6967     67,895 SH       SOLE                    67,895      0    0
BANCO BRADESCO S A           COM            059460303    39413  1,933,900 SH       SOLE                 1,933,900      0    0
BANCO SANTANDER BRASIL S A   COM            05967A107    35333  2,565,948 SH       SOLE                 2,565,948      0    0
BROADCOM CORP                COM            111320107     5144    145,339 SH       SOLE                   145,339      0    0
BROCADE COMMUNICATIONS SYS I COM            111621306     2534      4,325 SH  CALL SOLE                     4,325      0    0
CAREFUSION CORP              COM            14170T101     7122    286,708 SH       SOLE                   286,708      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    21614  1,182,387 SH       SOLE                 1,182,387      0    0
CELGENE CORP                 COM            151020104    17954    311,643 SH       SOLE                   311,643      0    0
CIGNA CORP                   COM            125509109    23571    658,771 SH       SOLE                   658,771      0    0
CITIGROUP INC                COM            172967416    14626    123,911 SH       SOLE                   123,911      0    0
CITRIX SYS INC               COM            177376100    48955      7,174 SH  CALL SOLE                     7,174      0    0
CITRIX SYS INC               COM            177376100    47891    701,800 SH       SOLE                   701,800      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101     6974    109,109 SH       SOLE                   109,109      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    28177    909,826 SH       SOLE                   909,826      0    0
COMPANHIA DE BEBIDAS DAS AME COM            20441W203    38328    309,997 SH       SOLE                   309,997      0    0
COVIDIEN PLC                 COM            G2554F105    23381    581,771 SH       SOLE                   581,771      0    0
CVS CAREMARK CORPORATION     COM            126650100    56153  1,784,329 SH       SOLE                 1,784,329      0    0
DAVITA INC                   COM            23918K108    28188    408,347 SH       SOLE                   408,347      0    0
DENDREON CORP                COM            24823Q107     4155    100,907 SH       SOLE                   100,907      0    0
DRYSHIPS INC.                CNV            262498AB4    17687 18,866,000 PRN      SOLE                18,866,000      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108     8251    123,064 SH       SOLE                   123,064      0    0
EQUINIX INC                  COM            29444U502     4929     48,156 SH       SOLE                    48,156      0    0
F5 NETWORKS INC              COM            315616102     4049     39,007 SH       SOLE                    39,007      0    0
FOCUS MEDIA HLDG LTD         COM            34415V109    14168    584,201 SH       SOLE                   584,201      0    0
FOREST LABS INC              COM            345838106    34966  1,130,502 SH       SOLE                 1,130,502      0    0
FRANKLIN RES INC             COM            354613101    20125    188,262 SH       SOLE                   188,262      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    13982    163,746 SH       SOLE                   163,746      0    0
GAFISA S A                   COM            362607301    23436  1,512,944 SH       SOLE                 1,512,944      0    0
GILEAD SCIENCES INC          COM            375558103    12245    343,873 SH       SOLE                   343,873      0    0
GOOGLE INC                   COM            38259P508   191650      3,645 SH  CALL SOLE                     3,645      0    0
GOOGLE INC                   COM            38259P508    66705    126,866 SH       SOLE                   126,866      0    0
ICICI BK LTD                 COM            45104G104     8376    168,021 SH       SOLE                   168,021      0    0
ILLUMINA INC                 COM            452327109    34128    693,658 SH       SOLE                   693,658      0    0
INTERNAP NETWORK SVCS CORP   COM            45885A300     1011    205,868 SH       SOLE                   205,868      0    0
INTRALINKS HLDGS INC         COM            46118H104     4349    257,181 SH       SOLE                   257,181      0    0
ISHARES TR                   COM            464287234     9652      2,156 SH  PUT  SOLE                     2,156      0    0
KING PHARMACEUTICALS INC     COM            495582108    12606  1,265,633 SH       SOLE                 1,265,633      0    0
KING PHARMACEUTICALS INC     CNV            495582AJ7    19359 20,471,000 PRN      SOLE                20,471,000      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109     3002     85,611 SH       SOLE                    85,611      0    0
LIMELIGHT NETWORKS INC       COM            53261M104     1115    189,367 SH       SOLE                   189,367      0    0
MCKESSON CORP                COM            58155Q103    10284    166,461 SH       SOLE                   166,461      0    0
MEDICINES CO                 COM            584688105     7252    510,703 SH       SOLE                   510,703      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    39413  1,329,267 SH       SOLE                 1,329,267      0    0
MERCK & CO INC NEW           COM            58933Y105     8096    219,947 SH       SOLE                   219,947      0    0
MOTOROLA INC                 COM            620076109    35483  4,159,815 SH       SOLE                 4,159,815      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    42270    968,598 SH       SOLE                   968,598      0    0
NVIDIA CORP                  COM            67066G104     5197    444,841 SH       SOLE                   444,841      0    0
OFFICEMAX INC DEL            COM            67622P101     2024    154,596 SH       SOLE                   154,596      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
OMNIVISION TECHNOLOGIES INC  COM            682128103     7806      3,388 SH  CALL SOLE                     3,388      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103     7424    322,232 SH       SOLE                   322,232      0    0
ORACLE CORP                  COM            68389X105     4787    178,304 SH       SOLE                   178,304      0    0
PARKER HANNIFIN CORP         COM            701094104    20869    297,870 SH       SOLE                   297,870      0    0
PERKINELMER INC              COM            714046109     2407    104,024 SH       SOLE                   104,024      0    0
PHILIP MORRIS INTL INC       COM            718172109    32374    577,909 SH       SOLE                   577,909      0    0
PSS WORLD MED INC            COM            69366A100      961     44,963 SH       SOLE                    44,963      0    0
QUEST DIAGNOSTICS INC        COM            74834L100    23996    475,449 SH       SOLE                   475,449      0    0
ROCKWELL AUTOMATION INC      COM            773903109    20858    337,891 SH       SOLE                   337,891      0    0
SALESFORCE COM INC           COM            79466L302     7844     70,164 SH       SOLE                    70,164      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    22094    556,244 SH       SOLE                   556,244      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    36687  1,604,144 SH       SOLE                 1,604,144      0    0
SEARS HLDGS CORP             COM            812350106     8366    115,973 SH       SOLE                   115,973      0    0
SINA CORP                    COM            G81477104    19600      3,875 SH  CALL SOLE                     3,875      0    0
SINA CORP                    COM            G81477104    37397    739,373 SH       SOLE                   739,373      0    0
SPRINT NEXTEL CORP           COM            852061100     6945  1,500,069 SH       SOLE                 1,500,069      0    0
TALECRIS BIOTHERAPEUTICS HLD COM            874227101     1513     66,132 SH       SOLE                    66,132      0    0
TELLABS INC                  COM            879664100     2597    348,618 SH       SOLE                   348,618      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102     4085     85,322 SH       SOLE                    85,322      0    0
VARIAN MED SYS INC           COM            92220P105     2116     34,979 SH       SOLE                    34,979      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    55386  1,309,051 SH       SOLE                 1,309,051      0    0
WEATHERFORD INTERNATIONAL LT COM            H27013103    20876  1,220,801 SH       SOLE                 1,220,801      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106    15346    529,909 SH       SOLE                   529,909      0    0
WELLPOINT INC                COM            94973V107     8324    146,959 SH       SOLE                   146,959      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    31315  1,139,971 SH       SOLE                 1,139,971      0    0